PROPERTY, PLANT AND EQUIPMENT, NET - Additional information (Details) ₫ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 VND (₫)	[1]	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)	Jun. 30, 2024 USD ($)
PROPERTY, PLANT AND EQUIPMENT, NET
Depreciation of property, plant and equipment	₫ 4,428,794	$ 182,555,400	₫ 2,691,059		₫ 5,849,238		$ 245,100,000	₫ 3,924,658	₫ 3,981,389
Property, plant and equipment, net	₫ 79,739,667				79,122,703	[1]		57,188,667		$ 3,286,878,277
Interest cost capitalized					669,400		28,000,000.0	357,000	₫ 323,000
Leased-out batteries
PROPERTY, PLANT AND EQUIPMENT, NET
Impairment charges relating to leased-out batteries					₫ 1,023,611		$ 42,900,000	₫ 1,053,647

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).